Other Accrued Liabilities (Details) - Schedule of other accrued liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 587	$ 1,645
Others	1,402	1,305
Total other accrued liabilities	$ 1,989	$ 2,950